Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net sales (Notes 6,14,15 and 18)	¥ 4,031,414	¥ 3,513,357	¥ 3,160,243
Cost of sales (Notes 5, 8, 11 and 19)	2,203,612	1,885,565	1,784,375
Gross profit	1,827,802	1,627,792	1,375,868
Operating expenses (Notes 1, 5, 8, 11, 14, 16, 19 and 20):
Selling, general and administrative expenses	1,167,673	1,058,536	993,009
Research and development expenses	306,730	287,338	272,312
Operating expenses	1,474,403	1,345,874	1,265,321
Operating profit	353,399	281,918	110,547
Other income (deductions):
Interest and dividend income	5,177	2,232	2,923
Interest expense	(1,046)	(647)	(854)
Other, net (Notes 1, 2, 7, 11, 14 and 18)	(5,090)	19,203	17,664
Other income (deductions)	(959)	20,788	19,733
Income before income taxes	352,440	302,706	130,280
Income taxes (Note 12)	92,356	71,866	34,337
Consolidated net income	260,084	230,840	95,943
Less: Net income attributable to noncontrolling interests	16,123	16,122	12,625
Net income attributable to Canon Inc.	¥ 243,961	¥ 214,718	¥ 83,318
Net income attributable to Canon Inc. shareholders per share (Note 17):
Basic	¥ 236.71	¥ 205.35	¥ 79.37
Diluted	¥ 236.63	¥ 205.29	¥ 79.35
Products And Equipment
Net sales (Notes 6,14,15 and 18)	¥ 3,231,837	¥ 2,804,680	¥ 2,489,829
Cost of sales (Notes 5, 8, 11 and 19)	1,828,555	1,552,766	1,463,637
Services
Net sales (Notes 6,14,15 and 18)	799,577	708,677	670,414
Cost of sales (Notes 5, 8, 11 and 19)	¥ 375,057	¥ 332,799	¥ 320,738